PREFERRED STOCK AND STOCKHOLDERS DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Sep. 06, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common Stock, Shares Authorized	500,000,000		500,000,000	800,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	1,204,426
Preferred Stock, Shares Issued	1,204,426			0
Preferred Stock, Shares Authorized	10,000,000			24,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	211,344			0
Preferred Stock, Shares Authorized	1,000,000			1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	100	100
Preferred Stock, Shares Authorized	100
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Preferred Stock, Voting Rights	if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Preferred Stock, voting separately as a class, will have the right to vote an aggregate of 10,400 shares, out of a total number of 20400 shares voting.